PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 8,896	$ 716